Shareholder Report, Average Annual Return (Details)		12 Months Ended	19 Months Ended
	Jan. 06, 2023	Jul. 31, 2024	Jul. 31, 2024
C000240297
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hypatia Women CEO ETF
Without Sales Load [Member] | C000240297
Average Annual Return [Line Items]
Average Annual Return, Percent		13.75%	13.55%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent		9.49%	10.88%
FT Wilshire US Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire US Small Cap Index
Average Annual Return, Percent		14.55%	17.77%
Hypatia Women CEO ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		13.87%	13.57%